Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Balance Sheets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 605,467	$ 317,366	$ 250,878	$ 95,707
Other current assets	110,971	93,639
Total current assets	1,009,717	597,134
NON-CURRENT ASSETS:
Total assets	7,620,450	6,225,114
CURRENT LIABILITIES:
Financial instruments	30,266	39,537
Total current liabilities	543,654	505,665
NON-CURRENT LIABILITIES
Long term debt, net of current portion	3,907,835	2,683,630
Total non-current liabilities	4,096,953	2,810,934
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2012 and 2013, nil issued and outstanding at December 31, 2012 and 2013, respectively	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized, at December 31, 2012 and 2013, 131,725,128 and 131,875,128 issued and outstanding at December 31, 2012 and 2013, respectively	1,319	1,317
Additional paid-in capital	3,492,650	3,489,018
Accumulated other comprehensive loss	(23,454)	(27,825)
Accumulated deficit	(490,672)	(553,995)
Total stockholders' equity	2,979,843	2,908,515	2,998,456	2,881,082
Total liabilities and stockholders' equity	7,620,450	6,225,114
Ocean Rig UDW Inc.
CURRENT ASSETS:
Cash and cash equivalents	58	954	1,303	51,290
Other current assets	300	434
Total current assets	358	1,388
NON-CURRENT ASSETS:
Investment in subsidiaries (eliminated in consolidation)	3,494,475	3,424,157
Total non-current assets	3,494,475	3,424,157
Total assets	3,494,833	3,425,545
CURRENT LIABILITIES:
Other current liabilities	21,075	14,488
Financial instruments	0	10,839
Total current liabilities	21,075	25,327
NON-CURRENT LIABILITIES
Long term debt, net of current portion	493,915	491,703
Total non-current liabilities	493,915	491,703
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2012 and 2013, nil issued and outstanding at December 31, 2012 and 2013, respectively
Common stock, $0.01 par value; 1,000,000,000 shares authorized, at December 31, 2012 and 2013, 131,725,128 and 131,875,128 issued and outstanding at December 31, 2012 and 2013, respectively	1,319	1,317
Additional paid-in capital	3,492,650	3,489,018
Accumulated other comprehensive loss	(23,454)	(27,825)
Accumulated deficit	(490,672)	(553,995)
Total stockholders' equity	2,979,843	2,908,515
Total liabilities and stockholders' equity	$ 3,494,833	$ 3,425,545